Note to the cash flow statement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Adjustment for non-cash transactions
Depreciations and impairment	€ 65,566	€ 34,636	€ 18,682
Share-based compensation expenses	88,506	70,726	79,959
Increase/decrease (-) in retirement benefit obligations and provisions	136	(2,347)	(260)
Unrealized exchange losses/gains (-) and non-cash other financial result	(41,970)	(57,073)	105,055
Discounting effect of non-current deferred income	7,672	9,289	16,278
Discounting effect of other non-current liabilities	2,271
Fair value re-measurement of share subscription agreement and warrants	(186)	(2,960)	(3,034)
Net change in (fair) value of current financial investments	(6,929)	(119)	15,900
Fair value adjustment financial assets held at fair value through profit or loss		4,919	(2,396)
Other non-cash expenses	2,229	648	539
Total adjustment for non-cash transactions	117,296	57,718	230,723
Interest expense	6,967	11,656	9,424
Interest income	(14,344)	(2,853)	(7,476)
Tax expense	2,844	2,423	2,119
Total adjustment for items to disclose separately under operating cash flow	(4,533)	11,227	4,067
Gain on disposal of subsidiaries		(22,191)
Gain (-)/loss on sale of fixed assets	(23)		82
Realized exchange gain on sale of current financial investments		(6,645)
Interest income on current financial investments	(3,766)	(12)	(2,554)
Total adjustment for items to disclose separately under investing and financing cash flow	(3,789)	(28,847)	(2,472)
Increase in inventories	(34,588)	(21,168)	(100)
Increase (-)/ decrease in receivables	68,984	79,859	(177,155)
Increase/decrease (-) in liabilities	(2,083)	(35,353)	31,163
Total change in working capital other than deferred income	€ 32,313	€ 23,337	€ (146,092)